FINANCIAL INFORMATION OF PARENT COMPANY - Schedule of Parent Company Statements of Changes in Equity (Details) - USD ($)		12 Months Ended
	Dec. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		$ (1,358,000)	$ (18,963,000)	$ 14,399,000
Ordinary shares issued for share based compensation		0
Shares issued for purchase of equipment	$ 2,531,000	8,950,000	2,531,000
Shares issued for purchase of equipment (in shares)	23,876,308
Share issued	23,876,308
Share-based compensation		186,000	186,000	161,000
Foreign currency translation adjustment		377,000	(384,000)	381,000
Net loss		(17,787,000)	6,448,000	(33,904,000)
Capital contribution from noncontrolling		698,000	1,449,000
Ending Balance		$ (8,934,000)	$ (1,358,000)	$ (18,963,000)
Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, shares		149,541,085	125,664,777	125,664,777
Beginning Balance		$ 152,000	$ 128,000	$ 128,000
Ordinary shares issued for share based compensation		$ 1,000
Ordinary shares issued for share based compensation, shares		1,039,558
Shares issued for purchase of equipment		$ 28,000	$ 24,000
Shares issued for purchase of equipment (in shares)		28,412,806	23,876,308
Share issued		28,412,806	23,876,308
Share-based compensation		$ 0	$ 0	0
Foreign currency translation adjustment		0	0	0
Net loss		0	0	$ 0
Capital contribution from noncontrolling		$ 0	$ 0
Ending Balance, shares		178,993,449	149,541,085	125,664,777
Ending Balance		$ 181,000	$ 152,000	$ 128,000
Additional Paid-in Capital [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		288,879,000	284,887,000	284,726,000
Ordinary shares issued for share based compensation		0
Shares issued for purchase of equipment		8,922,000	2,507,000
Share-based compensation		186,000	186,000	161,000
Foreign currency translation adjustment		0	0	0
Net loss		0	0	0
Capital contribution from noncontrolling		698,000	1,299,000
Ending Balance		298,685,000	288,879,000	284,887,000
Treasury stock [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		(2,351,000)	(2,351,000)	(2,351,000)
Ordinary shares issued for share based compensation		1,203,000
Shares issued for purchase of equipment		0	0
Share-based compensation		0	0	0
Foreign currency translation adjustment		0	0	0
Net loss		0	0	0
Capital contribution from noncontrolling		0	0
Ending Balance		(1,148,000)	(2,351,000)	(2,351,000)
(Accumulated deficits) retained earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		(286,365,000)	(293,892,000)	(262,415,000)
Ordinary shares issued for share based compensation		(1,204,000)
Shares issued for purchase of equipment		0	0
Share-based compensation		0	0	0
Foreign currency translation adjustment		0	0	0
Net loss		(17,335,000)	7,527,000	(31,477,000)
Capital contribution from noncontrolling		0	0
Ending Balance		(304,904,000)	(286,365,000)	(293,892,000)
Accumulated other comprehensive income (loss)[Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		31,308,000	31,692,000	31,311,000
Ordinary shares issued for share based compensation		0
Shares issued for purchase of equipment		0	0
Share-based compensation		0	0	0
Foreign currency translation adjustment		377,000	(384,000)	381,000
Net loss		0	0	0
Capital contribution from noncontrolling		0	0
Ending Balance		31,685,000	31,308,000	31,692,000
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		31,623,000	20,464,000	51,399,000
Ordinary shares issued for share based compensation		0
Shares issued for purchase of equipment		8,950,000
Share issued			2,531,000
Share-based compensation		186,000	186,000	161,000
Foreign currency translation adjustment		377,000	(384,000)	381,000
Net loss		(17,335,000)	7,527,000	(31,477,000)
Capital contribution from noncontrolling		698,000	1,299,000
Ending Balance		$ 24,499,000	$ 31,623,000	$ 20,464,000
Parent Company [Member] | Reportable Legal Entities [Member] | Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, shares		149,541,085	125,664,777	125,664,777
Beginning Balance		$ 152,000	$ 128,000	$ 128,000
Ordinary shares issued for share based compensation		$ 1,000
Ordinary shares issued for share based compensation, shares		1,039,558
Shares issued for purchase of equipment		$ 28,000
Shares issued for purchase of equipment (in shares)		28,412,806	23,876,308
Share issued		28,412,806	23,876,308
Share issued			$ 24,000
Share-based compensation		$ 0	0	0
Foreign currency translation adjustment		0	0	0
Net loss		0	0	$ 0
Capital contribution from noncontrolling		$ 0	$ 0
Ending Balance, shares		178,993,449	149,541,085	125,664,777
Ending Balance		$ 181,000	$ 152,000	$ 128,000
Parent Company [Member] | Reportable Legal Entities [Member] | Additional Paid-in Capital [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		288,879,000	284,887,000	284,726,000
Ordinary shares issued for share based compensation		0
Shares issued for purchase of equipment		8,922,000
Share issued			2,507,000
Share-based compensation		186,000	186,000	161,000
Foreign currency translation adjustment		0	0	0
Net loss		0	0	0
Capital contribution from noncontrolling		698,000	1,299,000
Ending Balance		298,685,000	288,879,000	284,887,000
Parent Company [Member] | Reportable Legal Entities [Member] | Treasury stock [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		(2,351,000)	(2,351,000)	(2,351,000)
Ordinary shares issued for share based compensation		1,203,000
Shares issued for purchase of equipment		0
Share issued			0
Share-based compensation		0	0	0
Foreign currency translation adjustment		0	0	0
Net loss		0	0	0
Capital contribution from noncontrolling		0	0
Ending Balance		(1,148,000)	(2,351,000)	(2,351,000)
Parent Company [Member] | Reportable Legal Entities [Member] | (Accumulated deficits) retained earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		(286,365,000)	(293,892,000)	(262,415,000)
Ordinary shares issued for share based compensation		(1,204,000)
Shares issued for purchase of equipment		0
Share issued			0
Share-based compensation		0	0	0
Foreign currency translation adjustment		0	0	0
Net loss		(17,335,000)	7,527,000	(31,477,000)
Capital contribution from noncontrolling		0	0
Ending Balance		(304,904,000)	(286,365,000)	(293,892,000)
Parent Company [Member] | Reportable Legal Entities [Member] | Accumulated other comprehensive income (loss)[Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		31,308,000	31,692,000	31,311,000
Ordinary shares issued for share based compensation		0
Shares issued for purchase of equipment		0
Share issued			0
Share-based compensation		0	0	0
Foreign currency translation adjustment		377,000	(384,000)	381,000
Net loss			0	0
Capital contribution from noncontrolling		0	0
Ending Balance		$ 31,685,000	$ 31,308,000	$ 31,692,000